FINANCIAL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Financial Expenses
SCHEDULE OF FINANCIAL EXPENSES
	Year Ended December 31
	2022	2021	2020

Bank fees and interest	$136	$77	$94
Interest from application of IFRS 16	97	14	13
Revaluation of provision	1,158	-	-
	1,391	91	107